Note 9 - Share Based Compensation - Changes in Stock Options Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 25, 2017	Mar. 26, 2016
Outstanding, Shares (in shares)	1,478,700	1,104,500	1,592,200
Outstanding, weighted average exercise price (in dollars per share)	$ 0.56	$ 1.41	$ 1.52
Outstanding, Weighted average remaining contractual terms (Year)	7 years 292 days	8 years	6 years 36 days	6 years 292 days
Outstanding			$ 3	$ 69
Granted, Shares (in shares)	50,000	856,000	148,000
Granted, weighted average exercise price (in dollars per share)	$ 0.27	$ 0.34	$ 0.97
Granted, Weighted average remaining contractual terms (Year)	10 years	10 years
Forfeited / Expired, Shares (in shares)	(31,000)	(481,800)	(635,700)
Forfeited / Expired, weighted average exercise price (in dollars per share)	$ 1.41	$ 1.34	$ 1.57
Outstanding, Shares (in shares)	1,497,700	1,478,700	1,104,500	1,592,200
Outstanding, weighted average exercise price (in dollars per share)	$ 0.53	$ 0.56	$ 1.41	$ 1.52
Exercisable, Shares (in shares)	500,650	524,450
Exercisable, weighted average exercise price (in dollars per share)	$ 0.79	$ 0.81
Exercisable, Weighted average remaining contractual terms (Year)	4 years 146 days	4 years 292 days
Exercisable
Expected to vest in the future, Shares (in shares)	702,491	671,805
Expected to vest in the future, weighted average exercise price (in dollars per share)	$ 0.40	$ 0.42
Expected to vest in the future, Weighted average remaining contractual terms (Year)	9 years 219 days	9 years 292 days
Expected to vest in the future